ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 235	$ 203
Accounts payable	137	114
Interest payable on borrowings	66	65
BEPC exchangeable shares distributions payable	16	11
Current portion of lease liabilities	26	30
Other	29	27
Total accounts payable and accrued liabilities	$ 509	$ 450